Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-In Capital	Retained Earnings	Total
Balance at Dec. 31, 2022				$ 12,546,990	$ 12,546,990
Balance (in Shares) at Dec. 31, 2022	100
Cancellation of Class A Shares
Cancellation of Class A Shares (in Shares)	(98)
Issuance of Class A Shares	$ 4,229		3,780		8,009
Issuance of Class A Shares (in Shares)	42,291,200
Reclassification from Class A Shares to Class B Shares
Reclassification from Class A Shares to Class B Shares (in Shares)	(2)	2
Issuance of Class B Shares		$ 10,000			10,000
Issuance of Class B Shares (in Shares)		99,999,998
Net income				2,253,709	2,253,709
Balance at Dec. 31, 2023	$ 4,229	$ 10,000	3,780	14,800,699	14,818,708
Balance (in Shares) at Dec. 31, 2023	42,291,200	100,000,000
Net income				2,372,842	2,372,842
Balance at Dec. 31, 2024	$ 4,229	$ 10,000	$ 3,780	$ 17,173,541	$ 17,191,550
Balance (in Shares) at Dec. 31, 2024	42,291,200	100,000,000